SUBSEQUENT EVENT – BUSINESS ACQUISITION	3 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT – BUSINESS ACQUISITION

8.	SUBSEQUENT EVENT – BUSINESS ACQUISITION

On October 4, 2021, the Company closed on an asset purchase agreement with an effective date of October 1, 2021 with Lighthouse Imaging, LLC and Anania & Associates Investment Company, LLC for substantially all of the assets of Lighthouse Imaging, LLC, a Maine limited liability company operating a medical optics and digital imaging business, as more fully described in Form 8-K filed with the Securities and Exchange Commission on October 10, 2021. The aggregate cash purchase price consisted of $2,855,000 in cash at closing and $1,500,000 as earn-out consideration contingent on certain performance criteria over a period of two years. The Company also issued 2,500,000 unregistered shares of its common stock to the sellers at the closing date. The wife of the Company’s VP of sales and marketing Jeffrey Di Rubio participated in the private placement by purchasing 12,500 shares of common stock for $20,000.

The Company financed the acquisition in October 2021 by taking on a $2,600,000 term loan from Main Street Bank, and by closing a $1,500,000 private placement for the sale and purchase of 937,500 of its common stock, $0.01 par value, at a purchase price of $1.60 per share. Gross proceeds from the offering totaling $1,030,000 were received from investors prior to September 30, 2021 and are included in common stock subscribed in the accompanying Consolidated Statements of Stockholders Equity. The Company also secured a revolving line of credit not to exceed $250,000 for general working capital purposes.

The financial statements of Lighthouse Imaging, LLC and pro forma financial information required to be filed by Items 9.01(a) and (b) of Form 8-K will be filed by amendment no later than the required 71 calendar days after the October 10, 2021 filing of the Form 8-K, or by December 20, 2021.